Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders' equity - USD ($) $ in Thousands		Preferred Stock [Member] Redeemable Convertible preferred shares [Member]		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Redeemable Convertible preferred shares [Member]	Total
Balance at Beginning at Dec. 31, 2018		$ 59,486
Balance at Beginning (in Shares) at Dec. 31, 2018	[1]	58,208,597
Balance at Beginning at Dec. 31, 2018				$ 0		$ 6,747	$ (30,979)		$ (24,232)
Balance at Beginning (in Shares) at Dec. 31, 2018	[1]			29,534,668
Conversion of redeemable convertible preferred shares		$ 2,709
Conversion of redeemable convertible preferred shares (in Shares)	[1]	0
Exercise of share options				$ 0		27	0		27
Exercise of share options (in Shares)	[1]			420,455
Share-based compensation				$ 0		2,010	0		2,010
Net loss				0		0	(19,108)		(19,108)
Balance at Ending at Dec. 31, 2019				$ 0		8,784	(50,087)		(41,303)
Balance at Ending (in Shares) at Dec. 31, 2019	[1]			29,955,123
Balance at Ending at Dec. 31, 2019		$ 62,195
Balance at Ending (in Shares) at Dec. 31, 2019	[1]	58,208,597
Issuance of redeemable convertible preferred shares, net		$ 15,507
Issuance of redeemable convertible preferred shares, net (in Shares)	[1]	4,717,813
Exercise of share options				$ 0		133	0		$ 133
Exercise of share options (in Shares)				1,533,798	[1]				1,533,798
Share-based compensation				$ 0		1,440	0		$ 1,440
Net loss				0		0	(20,041)		(20,041)
Balance at Ending at Dec. 31, 2020				$ 0		10,357	(70,128)		(59,771)
Balance at Ending (in Shares) at Dec. 31, 2020	[1]			31,488,921
Balance at Ending at Dec. 31, 2020		$ 77,702							77,702	[2]
Balance at Ending (in Shares) at Dec. 31, 2020		62,926,410	[1]					62,926,410
Exercise of warrants for redeemable convertible preferred shares		$ 10,896
Exercise of warrants for redeemable convertible preferred shares (in Shares)	[1]	1,179,456
Conversion of redeemable convertible preferred shares		$ (88,598)
Conversion of redeemable convertible preferred shares (in Shares)	[1]	(64,105,866)		64,105,866
Conversion of redeemable convertible preferred shares				$ 0		88,598	0		88,598
Issuance of ordinary shares in connection with PIPE offering, net				$ 0		124,560	0		124,560
Issuance of ordinary shares in connection with PIPE offering, net (in Shares)	[1]			14,250,000
Recapitalization, net	[1]			$ 0		88,843	0		88,843
Recapitalization, net (in Shares)	[1]			15,576,479
Shares issued related to the business acquisitions				$ 0		33,816	0		33,816
Shares issued related to the business acquisitions (in Shares)	[1]			6,559,960
Exercise of share options				$ 0		44	0		$ 44
Exercise of share options (in Shares)				233,507					233,507
Share-based compensation				$ 0		3,607	0		$ 3,607
Net loss				0		0	(30,934)		(30,934)
Balance at Ending at Dec. 31, 2021				$ 0		$ 349,825	$ (101,062)		248,763
Balance at Ending (in Shares) at Dec. 31, 2021	[1]			132,214,733
Balance at Ending at Dec. 31, 2021		$ 0							$ 0	[2]
Balance at Ending (in Shares) at Dec. 31, 2021		0	[1]					0

[1]	As part of the Recapitalization, the Company issued ordinary shares and warrants, and effected a share split, all share data were adjusted retroactively for all periods. See also Note 7.
[2]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7.